Pensions and other post-employment benefits	12 Months Ended
Dec. 31, 2021
Pensions and other post-employment benefits [abstract]
Pensions and other post-employment benefits
Additional notes to the Consolidated financial statements
37 Pensions and other post-employment benefits
Most group companies sponsor defined contribution pension plans.

The assets of all ING Group’s defined
contribution plans are held in independently administered funds. Contributions are generally determined as a
percentage of remuneration. Contributions, including the defined contribution plan in the Netherlands,

are
principally determined as a percentage of renumeration. These plans do not give rise to provisions in the
statement of financial position, other than relating to short-term timing differences included in other assets/liabilities.
ING Group maintains defined benefit retirement plans in some countries. These plans provide benefits that are related to the remuneration and service of employees upon retirement. The benefits in some of these plans are subject to various forms of indexation. The indexation is, in some cases, at the discretion of management;
in other cases it is dependent upon the sufficiency of plan

assets.
Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of
the plans calculated in accordance with local legal requirements. Plans in all countries are designed to comply with applicable local regulations governing investments and funding levels.
ING Group provides other post-employment benefits to certain former employees. These are primarily discounts on ING products.
Defined Contribution Plans

ING, as part of employee’s labour agreement, sponsors a number of defined contribution plans. ING’s obligation is limited to contributions which are agreed in advance and also includes employee contributions.
The most significant plans are in The Netherlands and Belgium.

The Employer contribution are recognized as an
expense which amounted for 2021 EUR 369

million (2020: EUR
356

million).
Defined benefit retirement plans
Statement of financial position - Net defined benefit asset/liability
Plan assets and defined benefit obligation per country
Plan assets
Defined benefit
obligation Funded Status
in EUR million 2021 2020 2021 2020 2021 2020
The Netherlands
427 469 578 643 -152 -174
United States
332 311 312 291 20 20
United Kingdom
1,968 1,896 1,236 1,199 732 696
Belgium
606 591 617 681 -10 -90
Other countries
338 316 372 393 -34 -77
Funded status (Net defined benefit asset/liability)
3,671 3,583 3,115 3,208 556 375
Presented as:
- Other assets
783 725
- Other liabilities
-227 -350
556 375
The most recent (actuarial) valuations of the plan assets and the present value of the defined benefit obligation
were carried out as at 31 December 2021. The present value of the defined benefit obligation, and the related
current service cost and past service cost, were determined using the projected unit credit method.
Changes in the fair value of plan assets for the period were as follows:
Changes in fair value of plan assets
in EUR million 2021 2020
Opening balance
3,583 3,377
Interest income
37 50
Remeasurements: Return on plan assets excluding amounts included in interest income
2 246
Employer's contribution
26 170
Participants contributions
2 2
Benefits paid
-136 -128
Exchange rate differences
158 -134
Closing balance
3,671 3,583
Actual return on the plan assets
39 296
As at 31 December 2021 the defined benefit plans did not hold any direct investments in ING Groep N.V. (2020:
nil).

During 2021 and 2020 there were no purchases or sales of assets between ING and the pension funds.

ING does not manage the pension funds and thus

receives no compensation for fund management. The
pension funds have not engaged ING in any swap or derivative transactions to manage the risk of the pension funds.

No

plan assets are expected to be returned to ING Group during 2022.
The overall funded status improved during the year because of increased interest rates, leading to lower benefit obligations, and positive performance of plan assets. Covid-19 still has an impact on most investment
markets in 2021, the effect on the fair value of ING Group’s plan assets is limited as a large majority of our plan assets is invested in liquid asset categories which mark to market frequently.
Changes in the present value of the defined benefit obligation and other post-employment benefits for the period were as follows:
Changes in defined benefit obligation and other post-employment benefits
Defined benefit
obligation
Other post-
employment benefits
in EUR million
2021 2020 2021 2020
Opening balance 3,208 3,151 83 84
Current service cost 33 31 1 -2
Interest cost 31 44 2 2
Remeasurements: Actuarial gains and losses arising from changes in demographic assumptions
-5 4
Remeasurements: Actuarial gains and losses arising from changes in financial assumptions
-122 190 -16 7
Participants’ contributions 1 2 1 0
Benefits paid -141 -132 -1 -1
Past service cost 0 2 0
Effect of curtailment or settlement -0 0 -2
Exchange rate differences 109 -85 4 -8
Closing balance 3,115 3,208 72 83
Amounts recognised directly in Other comprehensive income were as follows:
Changes in the net defined benefit assets/liability remeasurement reserve in EUR million
2021 2020
Opening balance -307 -336
Remeasurement of plan assets 2 246
Actuarial gains and losses arising from changes in demographic assumptions 5 -4
Actuarial gains and losses arising from changes in financial assumptions 122 -190
Taxation

and Exchange rate differences
-34 -24
Total Other comprehensive

income movement for the year
95 28
Closing balance -212 -307
In 2021, EUR 2

million remeasurement of plan assets that is recognised as a gain in other comprehensive income is driven by slightly higher yields on investments.

The EUR 122

million actuarial gains arising from changes in financial assumptions in the calculation of the
defined benefit obligation are mainly due to an increase in discount rates.
The accumulated amount of remeasurements recognised directly in Other comprehensive income is EUR -262 million (EUR -212

million after tax) as at 31 December 2021 (2020: EUR
-343

million; EUR
-307

million after tax).
Amounts recognised in the statement of profit or loss related to pension and other staff related benefits are as follows:
Pension and other staff-related benefit costs
Net defined benefit
asset/liability
Other post-employment
benefits
Total
in EUR million 2021 2020 2019 2021 2020 2019 2021 2020 2019
Current service cost 33 31 28 1 -2 -1 34 29 27
Past service cost 0 2 -0 0 0 2 -0
Net Interest cost -6 -6 -5 2 2 3 -4 -4 -3
Effect of curtailment or settlement -0 0 0 -2 -2 0 0
Defined benefit plans 27 27 23 1 0 2 28 28 25
Defined contribution plans 369 356 340
Pension and other post employment
benefits
397 383 365
Other staff related benefits 11 12 2
Pension and other staff-related benefits 408 395 366
Determination of the net defined benefit asset/liability
The net defined benefit asset/liability is reviewed and adjusted annually. The assumptions used in the determination of the net defined benefit asset/liability and the

Other post-employment benefits include
discount rates, mortality rates, expected rates of salary increases (excluding promotion increases), and indexation. The rates used for salary developments, interest discount factors, and other adjustments reflect country-specific conditions.
The key assumption in the determination of the net defined benefit asset/liability is the discount rate. The
discount rate is the weighted average of the discount rates that are applied in different regions where ING
Group has defined benefit pension plans (weighted by the defined benefit obligation).

The discount rate is
based on a methodology that uses market yields on high quality corporate bonds of the specific regions with
durations matching the pension liabilities as key input. Market yields of high quality corporate bonds reflect the yield on corporate bonds with an AA rating for durations where such yields are available. An extrapolation is applied in order to determine the yield to the longer durations for which no AA-rated corporate bonds are available. As a result of the limited availability of long-duration

AA-rated corporate bonds, extrapolation is an
important element of the determination of the discount rate. The weighted average discount rate applied for net defined benefit asset/liability for 2021 was 1.5% (2020: 1.0%) based on the pension plan in the
Netherlands, Germany, Belgium, The United States of America, and the United Kingdom. The average discount rate applied for Other post-employment benefits was 2.9% (2020: 2.7%).
Sensitivity analysis of key assumptions
ING performs sensitivity analysis on the most significant assumptions:

discount rates, mortality, expected rate
of salary increase, and indexation. The sensitivity analysis has been carried out under the assumption that the
changes occurred at the end of the reporting period.
The sensitivity analysis calculates the financial impact on

the defined benefit obligation of an increase or
decrease of the weighted averages of each significant actuarial assumption, all other assumptions held
constant. In practice, this is unlikely to occur, and some changes of the assumptions may be correlated.
Changes to mortality, expected rate of salary increase, and indexation would have no material impact on the defined benefit obligation. The most significant impact would be from a change in the discount rate. An
increase or decrease in the discount rate of 1
% creates an impact on the defined benefit obligation of

EUR
-443
million (decrease) and EUR 549

million (increase), respectively.
Expected cash flows
Annual contributions are paid to the funds at a rate necessary to adequately finance the accrued liabilities of
the plans calculated in accordance with local supervisory requirements. Plans in all countries are designed to
comply with applicable local regulations governing investments and funding levels. ING Group’s subsidiaries should fund the cost of the entitlements expected to be earned on a yearly basis.
For 2022 the expected contributions to defined benefit pension plans are EUR 33 million.
The benefit payments for defined benefit and other post-employment benefits expected to be made by the plan between 2022-2026 are estimated to be between EUR 113

million and EUR
136

million per year. From
2027 to 2031 the total payments made by the plan are expected to be EUR 743 million.